ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
A summary of changes in accumulated other comprehensive income (loss), net of taxes (where applicable) by component for the years ended December 31, 2025, 2024 and 2023 is presented below:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Unrealized gains on fixed maturity securities available-for-sale arising during the year, net of taxes	$28,656	$2,083	$23,856
Reclassification of net realized gain (loss) included in net income*	134	(18)	(477)
Foreign currency translation adjustments	36	20	27
Other comprehensive income	$28,826	$2,085	$23,406
*The amounts reclassified from accumulated other comprehensive income (loss) shown in the above table have been included in the following captions in our Consolidated Statements of Income:

(Expressed in thousands of U.S. Dollars)	2025	2024	2023

Realized gains and losses on securities:
Net realized investment gain (loss)	$162	$(18)	$(538)
Income tax (expense) benefit	(28)	—	61
Net of taxes	$134	$(18)	$(477)